UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):  February 12, 2016

BAYVIEW FINANCIAL SECURITIES COMPANY, LLC
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:  025-00931

Central Index Key Number of securitizer:  0001221293

Name and telephone number, including area code, of the person to contact in connection with this filing:  John H. Fischer, Senior Vice President, 305-341-5512

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

_______________________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________
Central Index Key Number of underwriter (if applicable):    __________

_______________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2016

BAYVIEW FINANCIAL SECURITIES COMPANY, LLC
(Securitizer)
By:	/s/ John H. Fischer
Name: John H. Fischer
Title: Senior Vice President